UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL  60606

Form 13F File Number:  028-11869


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               8-18-2006
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           79

Form 13F Information Table Value Total:  $   188,465
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                 --------    --------   --------         --------          --------    --------          --------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------          --------------   -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
Abbott                  Common         002824100     3,957      82,445  SH              sole        none       82,445
AES CORP PREFERRED C    6.75%          00808N202     2,899      60,400  PRN             sole        none       60,400
Alleghany Energy        7.8% Corp      017363AD4     1,090   1,000,000  PRN             sole        none    1,000,000
AMERCO                  Common         023586100    11,000     125,500  SH              sole        none      125,500
AMERICA SERVICE         Common         02364L109     4,300     360,350  SH              sole        none      360,350
AMERIGON INC.           Common         03070L300     1,913     239,200  SH              sole        none      239,200
Anheuser Busch          Common         035229103       748      17,408  SH              sole        none       17,408
ANTIGENICS              Cv 5.25%       037032AC3     3,828   6,600,000  PRN             sole        none    6,600,000
ARENA RESOURCES INC     Common         040049108    14,270     396,580  SH              sole        none      396,580
CALPINE CDA ENERGY      8.50% Corp     13134VAA1     1,300   2,000,000  PRN             sole        none    2,000,000
CALPINE CORP            8.50% Corp     131347AW6     2,700   5,625,000  PRN             sole        none    5,625,000
CALPINE CORP            Cv 4.75%       131347BH8        96     200,000  PRN             sole        none      200,000
CELL THERAPEUTICS       Cv 5.75%       150934AD9     1,751   2,561,000  PRN             sole        none    2,561,000
CELL THERAPEUTICS       Cv 6.75%       150934AG2     1,425   1,500,000  PRN             sole        none    1,500,000
CELL THERAPEUTICS IN    Cv 4%          150934AF4     2,364   5,070,000  PRN             sole        none    5,070,000
CELL THERAPEUTICS IN    Cv 5.75%       150934AC1     2,327   4,810,000  PRN             sole        none    4,810,000
CHARTER COMM LLC/CAP    10% Corp       16117PBB5       900   1,500,000  PRN             sole        none    1,500,000
CHARTER COMM LLC/CAP    9.92% Corp     16117PAF7     1,840   3,065,000  PRN             sole        none    3,065,000
CIPHERGEN               Cv 4.50%       17252YAB0     3,101   4,135,000  PRN             sole        none    4,135,000
CRAY RESH INC. SD CV    Cv 6.125%      225224AA2       240   1,500,000  PRN             sole        none    1,500,000
CROWN RESOURCES CORP    Common         228569208     3,114     865,000  SH              sole        none      865,000
CURAGEN CORPORATION     Cv 4%          23126RAE1     8,248  10,310,000  PRN             sole        none   10,310,000
CV THERAPEUTICS INC     Cv 3.25%       126667AG9     3,100   3,650,000  PRN             sole        none    3,650,000
CV THERAPEUTICS INC.    Common         126667104     1,950     130,000  SH              sole        none      130,000
DANKA BUSINESS SYS P    10% Corp       236277AC3       841   1,029,000  PRN             sole        none    1,029,000
DARLING INT'L INC       Common         237266101       936     200,000  SH              sole        none      200,000
DeCode Genetics         Cv 3.5%        243586AB0       740   1,000,000  PRN             sole        none    1,000,000
DURECT CORP             Cv 6.25%       266605AB0     4,080   3,400,000  PRN             sole        none    3,400,000
EDGE PETE CORP DEL      Common         279862106     1,499      60,000  SH              sole        none       60,000
El Paso                 7.75% Corp     28368EAE6     1,000   1,000,000  PRN             sole        none    1,000,000
ELAN CAPITAL            Cv 6.50%       G2955CAA5     2,039     990,000  PRN             sole        none      990,000
ELAN CORP PLC           Common         284131208     3,850     256,700  SH              sole        none      256,700
EPIX MEDICAL INC        Cv 3.00%       26881QAB7     4,095   5,850,000  PRN             sole        none    5,850,000
EPIX PHARMACEUTICALS    Common         26881Q101       720     180,000  SH              sole        none      180,000
Exxon                   Common         30231G102       291       5,184  SH              sole        none        5,184
FPL Group               Common         302571104       532      12,800  SH              sole        none       12,800
GAINSCO INC             Common         363127200     3,864     483,366  SH              sole        none      483,366
HEALTH GRADES INC       Common         42218Q102     1,607     301,600  SH              sole        none      301,600
Hospira                 Common         441060100       428      10,000  SH              sole        none       10,000
IBASIS INC              Common         450732102     8,140   1,017,510  SH              sole        none    1,017,510
INDEVUS PHARMACEUTIC    Cv 6.25%       454072AB5     2,360   2,000,000  PRN             sole        none    2,000,000
INTERNET CAPITAL        Common         46059C205     2,621     278,300  SH              sole        none      278,300
ISIS PHARMACEUTICALS    Cv 5.50%       464337AC8     5,055   5,280,000  PRN             sole        none    5,280,000
Kellogg                 Common         487836108       381       8,820  SH              sole        none        8,820
LEVEL 3 COMM.           9.125%  Corp   52729NAC4     1,550   1,550,000  PRN             sole        none    1,550,000
LEVEL 3 COMMUNICATIO    Cv 6%          52729NAS9     2,792   3,490,000  PRN             sole        none    3,490,000
MERCK & CO INC          Common         589331107     1,177      37,000  SH              sole        none       37,000
Midway Games            Cv 6%          598148AB0     2,450   2,700,000  PRN             sole        none    2,700,000
NEXMED INC              Common         652903105     1,696   2,120,737  SH              sole        none    2,120,737
NGC Energy              7.625% Corp    629121AC8       890   1,000,000  PRN             sole        none    1,000,000
OPEN TV CORP CL A       Common         G67543101     1,053     358,200  SH              sole        none      358,200
Oscient Pharm Corp      Cv 3.5%        68812RAB1     4,430   6,423,000  PRN             sole        none    6,423,000
PFIZER INC              Common         717081103     1,917      82,200  SH              sole        none       82,200
PMA CAPITAL CORP        Cv 6.50%       693419AD5     2,143   1,950,000  PRN             sole        none    1,950,000
Goldleaf Solutions      Common         74267D203       480     320,900  SH              sole        none      320,900
QLT INC                 Common         746927102     4,271     555,425  SH              sole        none      555,425
REPTRON ELECTRONICS     Common         76026W208        20      24,665  SH              sole        none       24,665
RLI CORP                Common         749607107     3,600      76,400  SH              sole        none       76,400
RURAL / METRO CORP      Common         781748108     1,268     161,000  SH              sole        none      161,000
SEPRACOR INC            Common         817315104     3,465      69,300  SH              sole        none       69,300
SEQUIAM CORPORATION     Common         81735E101       226     706,000  SH              sole        none      706,000
SEROLOGICALS CORP       Common         817523103     1,600      53,000  SH              sole        none       53,000
SPACEHAB INC            Cv 8%          846243AC7       774     940,000  PRN             sole        none      940,000
SPACEHAB INC            Cv 5.5%        846243AD5     4,058   4,509,000  PRN             sole        none    4,509,000
TEAM INC                Common         878155100       780      30,000  SH              sole        none       30,000
TERREMARK WORLDWIDE     Cv 9%          881448AC8     7,719   8,300,000  PRN             sole        none    8,300,000
TIMCO AVIATION          Common         887151207       617     179,906  SH              sole        none      179,906
TITAN INTERNATIONAL     Common         88830M102       407      22,600  SH              sole        none       22,600
UTSTARCOM INC NT        CV  .875%      918076AB6     1,730   2,000,000  PRN             sole        none    2,000,000
Vertex                  Cv 3.5%        92532FAD2       190     200,000  PRN             sole        none      200,000
WPS Resources           Common         92931B106       641      11,588  SH              sole        none       11,588
XEL Energy              Common         98389B100       449      24,311  SH              sole        none       24,311
Incyte                  Cv 3.5%        45337CAE2     2,331   3,150,000  PRN             sole        none    3,150,000
EDAP                    Common         268311107     1,500     187,415  SH              sole        none      187,415
Lear                    0% Corp.       521865A60       470   1,000,000  PRN             sole        none    1,000,000
Terra Industries        Common         880915103       700     110,000  SH              sole        none      110,000
Covad                   3% Cv          222814AR6     1,732   2,000,000  PRN             sole        none    2,000,000
American Italian Pasta  Common         027070101     4,300     538,400  SH              sole        none      538,400
Digital Angel           Common         253830103     1,500     499,800  SH              sole        none      499,800